Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions and transfers:
Participant withholdings	$ 47,041,338
Participant transfers from other plans	7,657,818
Employer contributions	42,667,396
Total contributions and transfers	97,366,552
Dividend and interest income	30,215,508
Interest on participant loans	1,738,165
Net appreciation in fair value of investments	122,924,462
Distributions to participants	(92,538,508)
Administrative fees (Note 1)	401,027
Net increase in net assets	160,107,206
Beginning of year	1,065,061,611
End of year	$ 1,225,168,817